Fair Values of Assets and Liabilities - Balances of Assets and Liabilities Measured at Fair Value on Recurring Basis (Detail) - USD ($) $ in Millions		Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative liabilities netting		$ (946)	$ (1,130)
Derivative assets netting		(942)	(652)
Available-for-sale securities	[1]	66,115	68,137
Mortgage loans held for sale		2,035	3,534
Mortgage servicing rights		2,791	2,645	$ 2,591	$ 2,512
Residential Mortgage-Backed Securities [Member] | Agency [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale securities		39,752	38,031
Commercial [Member] | Agency [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale securities		2	6
Asset-Backed Securities [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale securities		403
Asset-Backed Securities [Member] | Other Asset-Backed Securities [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale securities		403	419
Fair Value, Measurements, Recurring [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative liabilities total		849	1,237
Derivative assets total		1,068	1,830
Available-for-sale securities		66,115	68,137
Mortgage loans held for sale		2,035	3,534
Mortgage servicing rights		2,791	2,645
Other assets		1,665	1,317
Total		73,674	77,463
Short-term borrowings and other liabilities		1,218	995
Total		2,067	2,232
Fair Value, Measurements, Recurring [Member] | Netting and Collateral One [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative liabilities netting		(946)	(1,130)
Derivative assets netting		(942)	(652)
Total		(942)	(652)
Total		(946)	(1,130)
Fair Value, Measurements, Recurring [Member] | U.S. Treasury and Agencies [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale securities		19,257	23,301
Fair Value, Measurements, Recurring [Member] | Obligations of State and Political Subdivisions [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale securities		6,701	6,358
Fair Value, Measurements, Recurring [Member] | Other [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale securities			22
Fair Value, Measurements, Recurring [Member] | Residential Mortgage-Backed Securities [Member] | Agency [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale securities		39,752	38,031
Fair Value, Measurements, Recurring [Member] | Commercial [Member] | Agency [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale securities		2	6
Fair Value, Measurements, Recurring [Member] | Asset-Backed Securities [Member] | Other Asset-Backed Securities [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale securities		403	419
Level 1 [Member] | Fair Value, Measurements, Recurring [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative liabilities before netting		1
Derivative assets before netting			6
Available-for-sale securities		18,585	22,594
Other assets		392	154
Total		18,977	22,754
Short-term borrowings and other liabilities		199	101
Total		200	101
Level 1 [Member] | Fair Value, Measurements, Recurring [Member] | U.S. Treasury and Agencies [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale securities		18,585	22,572
Level 1 [Member] | Fair Value, Measurements, Recurring [Member] | Other [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale securities			22
Level 2 [Member] | Fair Value, Measurements, Recurring [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative liabilities before netting		1,291	1,958
Derivative assets before netting		1,427	1,960
Available-for-sale securities		47,530	45,543
Mortgage loans held for sale		2,035	3,534
Other assets		1,273	1,163
Total		52,265	52,200
Short-term borrowings and other liabilities		1,019	894
Total		2,310	2,852
Level 2 [Member] | Fair Value, Measurements, Recurring [Member] | U.S. Treasury and Agencies [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale securities		672	729
Level 2 [Member] | Fair Value, Measurements, Recurring [Member] | Obligations of State and Political Subdivisions [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale securities		6,701	6,358
Level 2 [Member] | Fair Value, Measurements, Recurring [Member] | Residential Mortgage-Backed Securities [Member] | Agency [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale securities		39,752	38,031
Level 2 [Member] | Fair Value, Measurements, Recurring [Member] | Commercial [Member] | Agency [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale securities		2	6
Level 2 [Member] | Fair Value, Measurements, Recurring [Member] | Asset-Backed Securities [Member] | Other Asset-Backed Securities [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale securities		403	419
Level 3 [Member] | Fair Value, Measurements, Recurring [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative liabilities before netting		503	409
Derivative assets before netting		583	516
Mortgage servicing rights		2,791	2,645
Total		3,374	3,161
Total		$ 503	$ 409

[1]	Includes only collateral pledged by the Company where counterparties have the right to sell or pledge the collateral.